Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 11,975	$ 14,237	$ 14,961
Total income tax benefit recognized in income for stock based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	$ 2,786	$ 3,757	$ 8,437
Per-share weighted averaged grant-date fair value of stock awards granted	$ 41.49	$ 64.74	$ 57.13